Stockholder's Equity - Additional Information (Detail) - $ / shares	Sep. 30, 2021	May 04, 2021
Common stock shares authorized	100	100
Common stock par or stated value per share	$ 0.000001	$ 0.000001
Common stock shares issued		100
Common Stock Shares Issued price per share		$ 0.0001